Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

April 19, 2011

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:       Wells Fargo Funds Trust (the “Trust”)

No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the Wells Fargo Advantage Index Asset Allocation Fund’s (the “Fund”) Principal Investment Strategy summary information that mirrors the Fund’s Principal Investment Strategy summary information in the prospectus, dated January 31, 2011, as supplemented April 1, 2011 (SEC Accession No. 0000907244-11-000215). The 497(e) is being filed for the sole purpose of submitting the XBRL exhibit for the Principal Investment Strategy summary for the Fund.

If you have any questions, please contact Brian Montana, Esq. at (617) 210-3662.

 Very truly yours,

 /s/ Brian Montana

Brian Montana

Senior Counsel